Inventories (Details Textual) - CLP ($) $ in Thousands	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 2,371,770	$ 3,692,846	$ 1,877,113